OTHER FINANCIAL ASSETS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Net cash unrestricted	$ 85,110	$ 53,198		$ 45,665
Net proceeds from the sale securities	7,270
Marketable securities [Member]
Disclosure of financial assets [line items]
Net proceeds from the sale securities	7,270
Gibraltar Joint Venture [Member]
Disclosure of financial assets [line items]
Net cash unrestricted	$ 46,440	$ 54,454
Gibraltar Joint Venture [Member] | Reclamation Deposits [Member]
Disclosure of financial assets [line items]
Net cash unrestricted			$ 6,200
Reclamation Deposits			30,000
Gibraltar Joint Venture [Member] | Surety Bonds [Member]
Disclosure of financial assets [line items]
Letter of credit issued			50,000
Canadian Chartered Bank [Member] | Surety Bonds [Member]
Disclosure of financial assets [line items]
Collateralized bond amount			37,500
Letter of credit issued			50,000
Cariboo [Member] | Surety Bonds [Member]
Disclosure of financial assets [line items]
Letter of credit issued			12,500
Florence copper project [Member] | Reclamation Deposits [Member]
Disclosure of financial assets [line items]
Cash collateral reclamation of deposits			2,103
Florence copper project [Member] | Surety Bonds [Member]
Disclosure of financial assets [line items]
Collateralized bond amount			$ 12,489